Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share
	2020	2019	2018

Net income attributable to shareholders of Novartis AG (USD millions)

- Continuing operations	8 072	7 142	12 797

- Discontinued operations		4 590	– 186

Total	8 072	11 732	12 611

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 277	2 291	2 319

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	19	28	25

Weighted average number of shares in diluted earnings per share	2 296	2 319	2 344

Basic earnings per share (USD)
- Continuing operations	3.55	3.12	5.52

- Discontinued operations		2.00	– 0.08

Total	3.55	5.12	5.44

Diluted earnings per share (USD)
- Continuing operations	3.52	3.08	5.46

- Discontinued operations		1.98	– 0.08

Total	3.52	5.06	5.38